Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of changes in accumulated balances of other comprehensive income (loss)
	Unrealized loss on marketable securities	Unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Six months ended June 30, 2018:

Beginning balance	$(30)	$45	$286	$301
Other comprehensive income (loss) before reclassifications	(113)	(121)	(6)	(240)
Amounts reclassified from accumulated other comprehensive income (loss)	-	24	-	24
Net current period other comprehensive loss	(113)	(97)	(6)	(216)
Ending Balance	$(143)	$(52)	$280	$85